Related Party Agreements and Transactions - Narrative (Details) - USD ($) $ in Millions		3 Months Ended			12 Months Ended
		Mar. 31, 2019	Mar. 31, 2018		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Net transfers (to)/from Lilly			$ (69.2)	[1]	$ (226.3)	$ 873.3	$ (129.2)
Net capital contributions from/(distributions to) Lilly	[1]	$ (7.0)
Lilly
Related Party Transaction [Line Items]
Stock-based compensation		$ 5.1	6.9		26.0	25.0	20.4
Costs of defined benefit pension plan			0.6		$ (6.3)	73.7	11.3
Lilly | TSA
Related Party Transaction [Line Items]
Mark-up rate		7.00%			7.00%
Revenue from related parties					$ 28.0
Lilly | Manufacturing Support
Related Party Transaction [Line Items]
Revenue from related parties			1.2		3.7	$ 6.2	$ 5.5
Director | Other activities
Related Party Transaction [Line Items]
Revenue from related parties		$ 4.2	5.5
Accounts receivable		1.2			2.5
Purchases of goods and services		1.5	$ 0.8
Accounts payable		$ 0.9			$ 0.7

[1]	See Note 15: Related Party Agreements and Transactions for further discussion.